Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net income (loss)	$ (16,693)	$ (35,392)	$ (52,927)	$ 9,228	$ 16,503	$ (19,582)	$ 33,167	$ 14,003
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes		(4,192)	(2,334)				5,841	8,688
Other comprehensive income amortization, net of taxes				832	1,643	2,762	5,062	6,985
Foreign currency translation adjustment	(194)	40	234	3	(5)	101	91	25
Other comprehensive income (loss)	(194)	(4,152)	(2,100)	835	1,638	2,863	10,994	15,698
Total comprehensive income (loss)	(16,887)	(39,544)	(55,027)	10,063	18,141	(16,719)	44,161	29,701
Comprehensive income (loss) attributable to non-controlling interest				3,606	6,658	(5,719)	(15,979)	(7,917)
Comprehensive income (loss) attributable to Emdeon Inc.	$ (16,887)	$ (39,544)	$ (55,027)	$ 6,457	$ 11,483	$ (22,438)	$ 28,182	$ 21,784